Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Required Pay Versus Performance Disclosure

The following information is being provided as required by Item 402(v) of Regulation
S-K
(“Item 402(v)”) with respect to Key’s five most recently completed fiscal years.
The table below shows pay both as reported in the Summary Compensation Table (“SCT Total”) for the applicable fiscal year and as “Compensation Actually Paid” for each principal executive officer (“PEO”, for Key, refers to our then-current Chief Executive Officer) and as an average of all of our non-PEO
named executive officers (“Other NEOs”) for the applicable fiscal year. Both SCT Total pay and Compensation Actually Paid are calculated in accordance with Regulation
S-K,
and differ substantially from the way that Key makes pay decisions. For example, SCT Total pay includes the accounting value of long-term incentive awards granted within the applicable fiscal year (which we generally consider to be part of the prior fiscal year’s total pay), and short-term incentive compensation with respect to that fiscal year, but paid in the immediately succeeding fiscal year. Similarly, Compensation Actually Paid calculates the change in value of outstanding long-term incentive awards during the applicable fiscal year, even if no compensation was realized from such awards.
The table also shows, each as required by Item 402(v), (i) Key’s cumulative total shareholder return (“TSR”), (ii) the TSR of a market capitalization weighted peer group, (iii) Key’s net income for the applicable fiscal year, and (iv) Key’s performance with respect to a “company-selected measure” which in our assessment represents the most important financial performance metric used to link Compensation Actually Paid to our named executive officers for the most recently completed fiscal year to Key’s performance. We selected Return on Tangible Common Equity (“ROTCE”) as our required company-selected measure. ROTCE is a return on equity measure that is commonly used to compare the performance of banks.

Year	SCT Total for PEO (Gorman) 1,8	SCT Total for PEO (Mooney) 1,8	Compensation Actually Paid to PEO (Gorman) 3	Compensation Actually Paid to PEO (Mooney) 3	Avg SCT Total for Other NEOs 2	Avg Comp Actually Paid to Other NEOs 3	Value of Initial Fixed $100 Investment Based On		Net Income (Loss) 6	ROTCE (Company- Selected Measure) 7
							Key’s Total TSR 4	Peer Group TSR 5

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$18,638,612	—	$21,164,867	—	$6,272,988	$6,933,470	$108.38	$122.23	$(161,000,000)	-3.01%
2023	$10,268,718	—	$4,458,764	—	$3,449,335	$1,785,855	$86.44	$97.15	$967,000,000	9.63%
2022	$10,463,627	—	$6,082,087	—	$4,218,255	$2,400,360	$97.73	$98.15	$1,917,000,000	18.40%
2021	$8,653,484	—	$15,582,042	—	$4,737,878	$8,727,060	$124.75	$118.60	$2,625,000,000	19.47%
2020	$5,890,655	$11,512,891	$4,405,510	$8,494,214	$4,347,408	$3,444,490	$85.50	$88.88	$1,343,000,000	9.62%

(1)	“SCT Total” in columns (b) and (c) is the “Total ($)” reported in the summary compensation table for the applicable PEO(s) for the applicable fiscal year.

(2)
“SCT Total’ in column (f) is the average of the “Total ($)” reported in the summary compensation table for the Other NEOs listed in an applicable fiscal year. For 2020 through 2022, our Other NEOs were Mr. Kimble, Mr. Paine, Ms. Brady and Ms. Mago. For 2023, our Other NEOs were Mr. Khayat, Mr. Kimble, Mr. Paine, Ms. Brady and Ms. Mago. For 2024, our Other NEOs were Mr. Khayat, Mr. Paine, Ms. Brady and Ms. Mago.

(3)
“Compensation Actually Paid” in columns (d), (e), and (g) was calculated in accordance with the requirements of Item 402(v). Key’s pension plan is frozen, and no service costs accrue on the plan. As a result, no pension values are reflected in this number, as the originally reported “Change in Pension Value” for each applicable fiscal year was subtracted from the amounts shown in columns (b), (c), and (f), as applicable, per Item 402(v). As required by Item 402(v), the amounts shown in columns (b), (c), and (f), as applicable, were also decreased by the reported “Stock Awards” and “Option Awards” for each applicable fiscal year. Outstanding and unvested equity awards were then re-valued
as of the following dates:

(a)
Outstanding stock option grants were
re-valued
using a lattice model and in accordance with generally accepted accounting standards, as applicable, as of December 31, 2019, December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024 and as of any applicable vesting date.

(b)
Outstanding cash performance awards were valued, as applicable, as of December 31, 2019, December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, and December 31, 2024 (based on our estimate of the outcome of the applicable performance conditions as of the last day of the applicable fiscal year) and as of any applicable vesting date.

(c)
Outstanding restricted stock unit awards were valued, as applicable, as of December 31, 2019, December 31, 2020, December 31, 2021, December 31, 2022, December 31, 2023, December 31, 2024, and as of any applicable vesting date.

(d)	The Capital and Earnings Improvement Awards granted December 30, 2024 were valued as of December 31, 2024 (assuming 100% financial performance due to the recency of the grant).

The recalculated equity award values were added to the amounts shown in columns (b), (c), and (f), as applicable, resulting in the “Compensation Actually Paid” values shown in columns (d), (e), and (g), respectively and as applicable.

The charts below show the deductions from and additions to SCT Total Compensation and Average SCT Total Compensation that were made in order to calculate Compensation Actually Paid as reported in columns (d), (e), and (g) for each year included in the Pay Versus Performance Table:

Deductions and Additions to SCT Total for PEO (Gorman, column d)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2024	($40,879)	$0	$0	($14,570,276)	$16,928,259	$943,124	$0	($105,435)	($1,200,456)	$571,918
2023	($27,606)	$0	$0	($6,999,983)	$3,940,984	($3,843,463)	$0	$374,227	$ 0	$745,887
2022	($14,895)	$0	$0	($7,199,958)	$4,767,435	($2,857,610)	$0	$553,287	$ 0	$370,202
2021	($15,862)	$0	$0	($4,299,986)	$7,153,407	$2,917,573	$0	$597,635	$ 0	$575,791
2020	($25,425)	$0	$0	($3,199,987)	$2,833,848	($1,307,371)	$0	($ 92,664)	$ 0	$306,454

Deductions and Additions to SCT Total for PEO (Mooney, column e)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	($2,746)	$0	$0	($9,599,972)	$8,759,084	($2,816,527)	$0	($179,885)	$0	$821,370

Average Deductions and Additions to SCT Total for Other NEOs (column g)

	Pension Value Adjustments (all amounts for Other NEOs reported as averages)			Stock Award and Option Award Adjustments (all amounts for Other NEOs reported as averages)

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2024	($13,155)	$0	$0	($4,061,833)	$4,660,458	$ 243,435	$0	($ 31,512)	($287,608)	$150,696
2023	($7,107)	$0	$0	($1,910,248)	$1,174,016	($1,346,563)	$0	$186,443	$ 0	$239,980
2022	($3,114)	$0	$0	($2,074,966)	$1,373,934	($1,574,838)	$0	$305,653	$ 0	$155,437
2021	($5,105)	$0	$0	($2,049,973)	$3,426,293	$1,931,130	$0	$334,283	$ 0	$352,555
2020	($8,182)	$0	$0	($2,249,970)	$1,980,122	($ 771,384)	$0	($ 53,625)	$ 0	$200,121

Compensation of Executive Officers and Directors

(4)
Key’s TSR for each year listed is based on the percentage change in total shareholder return over the relevant period based on an initial $100 investment on December 31, 2019. The time periods shown in the table are December 31, 2019 – December 31, 2020, December 31, 2019 – December 31, 2021, December 31, 2019 – December 31, 2022, December 31, 2019 – December 31, 2023 and December 31, 2019 – December 31, 2024.

(5)
The issuers included in Key’s peer group for purposes of TSR disclosure in this column for each fiscal year are as follows: Citizens Financial Group, Inc., Comerica Incorporated, Fifth Third Bancorp, Huntington Bancshares Incorporated, M&T Bank Corporation, The PNC Financial Services Group, Inc., Regions Financial Corporation, Truist Financial Corporation, U.S. Bancorp, and Zions Bancorporation. Peer Group TSR for each year listed is based on the percentage change in total shareholder return over the relevant period based on an initial $100 investment on December 31, 2019. The time periods shown in the table are December 31, 2019 – December 31, 2020, December 31, 2019 – December 31, 2021, December 31, 2019 – December 31, 2022, December 31, 2019 – December 31, 2023, and December 31, 2019 – December 31, 2024.

(6)	Net Income was calculated in accordance with GAAP and is shown as reported in the Form 10-K Key filed for the applicable fiscal year.

(7)
ROTCE is a
non-GAAP
measure, which we define as income from continuing operations attributable to Key common shareholders (GAAP) divided by average KeyCorp shareholders’ equity, less average intangible assets, adjusted for average purchased credit card relationships, less average preferred stock. Key uses absolute adjusted ROTCE in its short-term incentive plan and relative adjusted ROTCE in its long-term incentive awards, as further described under “Total Pay for our Named Executive Officers” on page 32 of this proxy statement and Definitions of Certain Financial Terms on page 45 of this proxy statement.

(8)	Mr. Gorman succeeded Ms. Mooney as Key’s Chief Executive Officer as of May 1, 2020.

Company Selected Measure Name	ROTCE
Named Executive Officers, Footnote	“SCT Total’ in column (f) is the average of the “Total ($)” reported in the summary compensation table for the Other NEOs listed in an applicable fiscal year. For 2020 through 2022, our Other NEOs were Mr. Kimble, Mr. Paine, Ms. Brady and Ms. Mago. For 2023, our Other NEOs were Mr. Khayat, Mr. Kimble, Mr. Paine, Ms. Brady and Ms. Mago. For 2024, our Other NEOs were Mr. Khayat, Mr. Paine, Ms. Brady and Ms. Mago.
Peer Group Issuers, Footnote	The issuers included in Key’s peer group for purposes of TSR disclosure in this column for each fiscal year are as follows: Citizens Financial Group, Inc., Comerica Incorporated, Fifth Third Bancorp, Huntington Bancshares Incorporated, M&T Bank Corporation, The PNC Financial Services Group, Inc., Regions Financial Corporation, Truist Financial Corporation, U.S. Bancorp, and Zions Bancorporation. Peer Group TSR for each year listed is based on the percentage change in total shareholder return over the relevant period based on an initial $100 investment on December 31, 2019. The time periods shown in the table are December 31, 2019 – December 31, 2020, December 31, 2019 – December 31, 2021, December 31, 2019 – December 31, 2022, December 31, 2019 – December 31, 2023, and December 31, 2019 – December 31, 2024.
Adjustment To PEO Compensation, Footnote

Deductions and Additions to SCT Total for PEO (Gorman, column d)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2024	($40,879)	$0	$0	($14,570,276)	$16,928,259	$943,124	$0	($105,435)	($1,200,456)	$571,918
2023	($27,606)	$0	$0	($6,999,983)	$3,940,984	($3,843,463)	$0	$374,227	$ 0	$745,887
2022	($14,895)	$0	$0	($7,199,958)	$4,767,435	($2,857,610)	$0	$553,287	$ 0	$370,202
2021	($15,862)	$0	$0	($4,299,986)	$7,153,407	$2,917,573	$0	$597,635	$ 0	$575,791
2020	($25,425)	$0	$0	($3,199,987)	$2,833,848	($1,307,371)	$0	($ 92,664)	$ 0	$306,454

Deductions and Additions to SCT Total for PEO (Mooney, column e)

	Pension Value Adjustments			Stock Award and Option Award Adjustments

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2024	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2023	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2022	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2021	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2020	($2,746)	$0	$0	($9,599,972)	$8,759,084	($2,816,527)	$0	($179,885)	$0	$821,370

Non-PEO NEO Average Total Compensation Amount	$ 6,272,988	$ 3,449,335	$ 4,218,255	$ 4,737,878	$ 4,347,408
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,933,470	1,785,855	2,400,360	8,727,060	3,444,490
Adjustment to Non-PEO NEO Compensation Footnote

Average Deductions and Additions to SCT Total for Other NEOs (column g)

	Pension Value Adjustments (all amounts for Other NEOs reported as averages)			Stock Award and Option Award Adjustments (all amounts for Other NEOs reported as averages)

Year	Deduct Change in Pension Value Reported in Summary Compensation Table	Add Service Cost	Add Prior Service Cost	Deduct Value of Stock Awards and Option Awards Reported in Summary Compensation Table	Add Year End Fair Value of Unvested Equity Awards Granted During the Fiscal Year	Add Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	Add Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Add Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Subtract Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	Add Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation
2024	($13,155)	$0	$0	($4,061,833)	$4,660,458	$ 243,435	$0	($ 31,512)	($287,608)	$150,696
2023	($7,107)	$0	$0	($1,910,248)	$1,174,016	($1,346,563)	$0	$186,443	$ 0	$239,980
2022	($3,114)	$0	$0	($2,074,966)	$1,373,934	($1,574,838)	$0	$305,653	$ 0	$155,437
2021	($5,105)	$0	$0	($2,049,973)	$3,426,293	$1,931,130	$0	$334,283	$ 0	$352,555
2020	($8,182)	$0	$0	($2,249,970)	$1,980,122	($ 771,384)	$0	($ 53,625)	$ 0	$200,121

Compensation Actually Paid vs. Total Shareholder Return
The following chart
shows
the relationship between (i) Compensation Actually Paid to our PEO(s) and Average Compensation Actually Paid to our Other NEOs, and (ii) Key’s TSR, as well as (iii) the relationship between Key’s TSR and the TSR of our peer group. As the chart demonstrates, as our TSR increases, the value of Compensation Actually Paid (as we are required to calculate it for purposes of this disclosure) generally also increases, due to the large percentage of executive officer compensation that is paid in the form of long-term incentives, the value of which is tied to Key’s share price.

Compensation Actually Paid vs. Net Income
The chart below shows the relationship between Net Income and Compensation Actually Paid. We do not find Net Income to be an appropriate measure for assessing the relationship between Compensation Actually Paid and Key’s financial performance. For example, as a bank, we are required to make assumptions around future expected credit losses at the time we originate a loan or a debt instrument. These expected losses have the effect of reducing our Net Income, even though no actual loss has occurred. As conditions change, we may revise these assumptions and change our future expectations. To the extent that these assumptions lower the expectations of future credit losses, we are able to recognize this as a benefit to Net Income. For this reason, we do not include Net Income as a measure in any of our incentive plans. Note also that Net Income results shown below in 2024 were unfavorably impacted by the loss that we incurred in connection with the previously reported repositioning of our securities portfolio.

Compensation Actually Paid vs. Company Selected Measure
The following chart compares (i) Compensation Actually Paid to our PEO(s) and Average Compensation Actually Paid to our Other NEOs, and (ii) our Company-Selected Measure, ROTCE. We have historically used absolute adjusted ROTCE as a performance metric in our annual (short-term) incentive plan and relative adjusted ROTCE as a performance metric in our long-term incentive program due to the strong correlation between adjusted ROTCE and the delivery of positive share price performance to our shareholders. Note that ROTCE results shown below in 2024 were unfavorably impacted by the loss that we incurred in connection with the previously reported repositioning of our securities portfolio.

Total Shareholder Return Vs Peer Group
The following chart
shows
the relationship between (i) Compensation Actually Paid to our PEO(s) and Average Compensation Actually Paid to our Other NEOs, and (ii) Key’s TSR, as well as (iii) the relationship between Key’s TSR and the TSR of our peer group. As the chart demonstrates, as our TSR increases, the value of Compensation Actually Paid (as we are required to calculate it for purposes of this disclosure) generally also increases, due to the large percentage of executive officer compensation that is paid in the form of long-term incentives, the value of which is tied to Key’s share price.

Tabular List, Table
Item 402(v) also requires that we provide the following tabular list of at least three and not more than seven financial performance measures that we have determined are our most important financial performance measures used to link compensation actually paid for the most recently completed fiscal year to Key’s performance:

Most Important Performance Measures
EPS
CET-1 Ratio
ROTCE

Total Shareholder Return Amount	$ 108.38	86.44	97.73	124.75	85.5
Peer Group Total Shareholder Return Amount	122.23	97.15	98.15	118.6	88.88
Net Income (Loss)	$ (161,000,000)	$ 967,000,000	$ 1,917,000,000	$ 2,625,000,000	$ 1,343,000,000
Company Selected Measure Amount	(0.0301)	0.0963	0.184	0.1947	0.0962
Measure:: 1
Pay vs Performance Disclosure
Name	EPS
Measure:: 2
Pay vs Performance Disclosure
Name	CET-1 Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	ROTCE
Non-GAAP Measure Description	ROTCE is a
non-GAAP
	measure, which we define as income from continuing operations attributable to Key common shareholders (GAAP) divided by average KeyCorp shareholders’ equity, less average intangible assets, adjusted for average purchased credit card relationships, less average preferred stock. Key uses absolute adjusted ROTCE in its short-term incentive plan and relative adjusted ROTCE in its long-term incentive awards, as further described under “Total Pay for our Named Executive Officers” on page 32 of this proxy statement and Definitions of Certain Financial Terms on page 45 of this proxy statement.
Gorman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 18,638,612	$ 10,268,718	$ 10,463,627	$ 8,653,484	$ 5,890,655
PEO Actually Paid Compensation Amount	$ 21,164,867	4,458,764	6,082,087	15,582,042	4,405,510
PEO Name	Mr. Gorman
Mooney [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					11,512,891
PEO Actually Paid Compensation Amount					8,494,214
PEO Name	Ms. Mooney
PEO | Gorman [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (40,879)	(27,606)	(14,895)	(15,862)	(25,425)
PEO | Gorman [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gorman [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gorman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,570,276)	(6,999,983)	(7,199,958)	(4,299,986)	(3,199,987)
PEO | Gorman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	16,928,259	3,940,984	4,767,435	7,153,407	2,833,848
PEO | Gorman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	943,124	(3,843,463)	(2,857,610)	2,917,573	(1,307,371)
PEO | Gorman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Gorman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(105,435)	374,227	553,287	597,635	(92,664)
PEO | Gorman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,200,456)	0	0	0	0
PEO | Gorman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	571,918	745,887	370,202	575,791	306,454
PEO | Mooney [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,746)
PEO | Mooney [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mooney [Member] | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mooney [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(9,599,972)
PEO | Mooney [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					8,759,084
PEO | Mooney [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,816,527)
PEO | Mooney [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mooney [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(179,885)
PEO | Mooney [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Mooney [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					821,370
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,155)	(7,107)	(3,114)	(5,105)	(8,182)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,061,833)	(1,910,248)	(2,074,966)	(2,049,973)	(2,249,970)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,660,458	1,174,016	1,373,934	3,426,293	1,980,122
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	243,435	(1,346,563)	(1,574,838)	1,931,130	(771,384)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(31,512)	186,443	305,653	334,283	(53,625)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(287,608)	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 150,696	$ 239,980	$ 155,437	$ 352,555	$ 200,121